Leases - Other supplemental (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Leases
Operating cash flows for operating leases	¥ 104,962	$ 15,459	¥ 57,060
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 118,144	$ 17,401	¥ 134,373